Description of Organization, Business Operations and Going Concern	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Description of Organization, Business Operations and Going Concern [Abstract]
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND GOING CONCERN

NOTE 1 — DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND GOING CONCERN

Solidion Technology, Inc (the “Company”, “Solidion” or “Solidion Technology”), formerly known as Nubia Brand International Corp. prior to February 2, 2024, was incorporated in Delaware on June 14, 2021 and is an advanced battery technology company focused on the development and commercialization of next-generation battery materials, components, and energy storage solutions. Solidion is headquartered in Dallas, TX, with research and development and manufacturing operations located in Dayton, OH.

On February 2, 2024, Nubia Brand International Corp., a Delaware corporation (“Nubia” and after the Transactions described herein, the “Company”, “Solidion” or “Solidion Technology, Inc.”), consummated the merger (the “Closing”) pursuant to a Merger Agreement, dated February 16, 2023 (as amended on August 25, 2023, the “Merger Agreement”), by and among Nubia, Honeycomb Battery Company, an Ohio corporation (“HBC”), and Nubia Merger Sub, Inc., an Ohio corporation and wholly-owned subsidiary of Nubia (“Merger Sub”). HBC was formerly the energy solutions division of Global Graphene Group, Inc. (“G3”). Pursuant to the Merger Agreement, Merger Sub merged with and into HBC (the “Merger,” and the transactions contemplated by the Merger Agreement, the “Transactions”), with HBC surviving such merger as a wholly owned subsidiary of Nubia, which was renamed “Solidion Technology, Inc.” upon Closing.

In accordance with the Merger Agreement the Company issued to the HBC stockholders aggregate consideration of 1,400,000 shares of Solidion’s common stock, minus up to 4,000 Holdback Shares, subject to adjustment for any additional interest or penalties related to the G3 Tax Lien (the “Closing Merger Consideration Shares”) at the effective time of the Merger Agreement (the “Effective Time”), plus up to an additional 450,000 shares of Solidion’s common stock (the “Earnout Shares”) upon the occurrence of the following events (or earlier upon a change of control of Solidion but subject to (and only to the extent that) the valuation of Solidion’s common stock implied by such change of control transaction meeting the respective volume weighted average price (“VWAP”), as defined in the Merger Agreement, thresholds set forth below) (the “Earnout Arrangement”):

(i)     100,000 Earnout Shares if, over any ten (10) trading days within any thirty (30) trading day period from and after the date that is thirty (30) days following the closing date of the Transactions (the “Closing Date”) until the second anniversary of the Closing Date, the VWAP of the shares of Solidion’s Class A common stock is greater than or equal to $625.00 per share (subject to any adjustment pursuant to the Merger Agreement);

(ii)    150,000 Earnout Shares if, over any ten (10) trading days within any thirty (30) trading day period from and after the date that is one hundred eighty (180) days following the Closing Date until the date that is forty-two (42) months following the Closing Date, the VWAP of the shares of Solidion’s Class A common stock is greater than or equal to $750.00 per share (subject to any adjustment pursuant to the Merger Agreement); and

(iii)   200,000 Earnout Shares if over any ten (10) trading days within any thirty (30) trading day period from and after the date that is one hundred eighty (180) days following the Closing Date until the fourth anniversary of the Closing Date, the VWAP of the shares of Solidion’s Class A common stock is greater than or equal to $1250.00 per share (subject to any adjustment pursuant to the Merger Agreement).

If, prior to the expiration of the earn out periods set forth in (i)-(iii) above, there occurs any transaction resulting in a change in control, and the corresponding valuation of Solidion’s Class A common stock, calculated inclusive of the Earnout Shares to be issued under the Earnout Arrangement, is greater than or equal to the amount set forth in (i)-(iii), as applicable, then, immediately prior to the consummation of such change in control, the event set forth in (i)-(iii), as applicable, if not previously satisfied, shall be deemed to have occurred, subject to the terms provided in the Merger Agreement.

As of September 30, 2025, none of the Earnout Shares had been earned by G3.

On October 9, 2025, the Company issued 450,000 shares of its common stock to G3 pursuant to the earnout provisions of the Merger Agreement. These shares represent the full amount of the Earnout Shares described above.

The issuance followed the approval of the Company’s Board of Directors to deem all earnout milestones satisfied in full, after considering the Company’s post-merger capital structure and ongoing shared-services arrangements with G3. Accordingly, the Company has completed its obligations related to the Earnout Arrangement under the Merger Agreement.

The Merger was accounted for as a common control transaction with respect to HBC which is akin to a reverse recapitalization. This conclusion was based on the fact that G3 had a controlling financial interest in HBC prior to the Merger and has a controlling financial interest in Solidion (which includes HBC as a wholly owned subsidiary). Net assets of Nubia were stated at their historical carrying amounts with no goodwill or intangible assets recognized in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Merger with respect to HBC was not treated as a change in control due primarily to G3 receiving the controlling voting stake in Solidion and G3’s ability to nominate a majority of the board of directors of Solidion. Under the guidance in ASC 805 for transactions between entities under common control, the assets and liabilities of HBC and Nubia are recognized at their carrying amounts on the date of the Merger.

Under a reverse recapitalization, Nubia was treated as the “acquired” company for financial reporting purposes. Accordingly, for accounting purposes, the Merger was treated as the equivalent of HBC issuing stock for the net liabilities of Nubia, accompanied by a recapitalization.

Going Concern

The Company’s financial statements have been prepared under the assumption that the Company will continue as a going concern, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business for the foreseeable future.

Since the Company’s inception, it has experienced recurring net losses and net cash used in operating activities and has generated minimal sales. For the nine months ended September 30, 2025, the Company recorded a net income of $2,988,626, which included a gain of $9,964,250 due to the change in the fair value of derivative liabilities, net cash used in operating activities of $3,607,781 and as of September 30, 2025, had cash and cash equivalents of $160,506. For the year ended December 31, 2024, the Company recorded a net loss of $25,929,003, which included a gain of $18,011,100 due to the change in the fair value of derivative liabilities and a $30,281,475 loss due to the issuance of common stock and warrants, net cash used in operating activities of $7,377,807 and as of December 31, 2024, had cash and cash equivalents of $3,353,732.

The Company expects to continue to incur net losses and net cash used in operating activities in accordance with its operating plan and expects that expenditures will increase significantly in connection with its ongoing activities. As of the balance sheet date and up to the date that the financial statements were issued, the Company does not have availability under any debt agreements. Additionally, the Company is currently in default of an outstanding Promissory Note due to non-payment of scheduled installments. Given the Company’s projected operating requirements and its existing cash and cash equivalents, the Company is projecting insufficient liquidity to sustain its operations and meet its obligations through one year following the date that the financial statements were issued. This raises substantial doubt about the Company’s ability to continue as a going concern.

In addition, the Company has received a notice from the Nasdaq related to their failure to maintain the minimum bid price requirement of $1 per share. In response, on May 12, 2025, the Company effectuated a 1-for-50 reverse split of its Common Stock in order to reach the Nasdaq minimum. The primary objective of the reverse stock split is to increase the per-share market price of the Company’s common stock to enable the Company to regain compliance with the minimum bid price requirement for continued listing on the Nasdaq. Additionally, on April, 16, 2025, the Company

received notice from the Nasdaq due to the Company’s noncompliance with Nasdaq’s minimum Market Value of Listed Securities (“MVLS”) requirement and minimum Market Value of Publicly Held Shares (“MVPHS”) requirement. The Company has a compliance period of 180 calendar days, or until October 13, 2025, to regain compliance with the MVPHS requirement.

On July 7, 2025, the Company received notice from Nasdaq that it has regained compliance with Listing Rule 5450(a)(1) (the “Bid Price Rule”).

Prior to the expiration of the 180-day compliance periods related to Nasdaq’s MVLS and MVPHS requirements, the Company applied for a transfer of the listing of its securities to The Nasdaq Capital Market. On October 29, 2025 the Company was notified by Nasdaq staff that Company’s application to list its Common Stock on The Nasdaq Capital Market was approved. The Company’s securities were transferred to the Capital Market at the opening of business on October 31, 2025. As a result, all matters pertaining to MVLS and MVPHS requirements are now closed.

On September 8, 2025, the Company notified Nasdaq that, following the resignation of a director on September 3, 2025, its Audit Committee was no longer in compliance with Nasdaq Listing Rule 5605(c)(2)(A), which requires listed companies to maintain an audit committee consisting of at least three independent directors. In accordance with Nasdaq Listing Rule 5605(c)(4), the Company is entitled to a cure period to regain compliance, which extends until the earlier of (i) the Company’s next annual meeting of shareholders or (ii) September 3, 2026; provided, however, that if the annual meeting occurs on or before March 2, 2026, the cure period will extend only until March 2, 2026.

The Company intends to appoint an additional independent director to the Audit Committee as soon as practicable within the applicable cure period. Failure to regain compliance within the prescribed timeframe could result in Nasdaq initiating delisting proceedings. While the Company believes it will successfully cure this deficiency, the need to regain compliance within a limited timeframe represents an additional uncertainty that management has considered in its assessment of the Company’s ability to continue as a going concern.

As an early-stage growth company, the Company’s ability to access capital is critical. The Company plans to finance its operations with proceeds from the sale of equity securities or debt; however, there is no assurance that management’s plans to obtain additional debt or equity financing will be successfully implemented or implemented on terms favorable to the Company.

The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Risks and Uncertainties

The Company’s current business activities consist of development and commercialization of battery materials, components, cells, and selected module/pack technologies. The Company faces inherent risks associated with its operations, such as the ongoing development of its technology, marketing, and distribution channels, as well as the enhancement of its supply chain and manufacturing capabilities. Additionally, the need to recruit additional management and key personnel is vital. The success of the Company’s development initiatives and the achievement of profitability hinge on various factors, including its ability to enter potential markets and secure sustainable financing in the future.

The Company’s future results of operations involve a number of risks and uncertainties. Factors that could affect the Company’s future operating results and cause actual results to vary materially from expectations include, but are not limited to, rapid technological change, competition from substitute products and larger companies, protection of proprietary technology, ability to maintain distributor relationships and dependence on key individuals.

NOTE 1 — DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND GOING CONCERN

Solidion Technology, Inc (the “Company”, “Solidion” or “Solidion Technology”), formerly known as Nubia Brand International Corp. prior to February 2, 2024, was incorporated in Delaware on June 14, 2021 and is an advanced battery technology company focused on the development and commercialization of battery materials, components, cells, and selected module/pack technologies. Solidion’s headquarters is in Dallas, Texas. Research and development and manufacturing operations are located in Dayton, Ohio.

On February 2, 2024, Nubia Brand International Corp., a Delaware corporation (“Nubia” and after the Transactions described herein, the “Company”, “Solidion” or “Solidion Technology, Inc.”), consummated the merger (the “Closing”) pursuant to a Merger Agreement, dated February 16, 2023 (as amended on August 25, 2023, the “Merger Agreement”), by and among Nubia, Honeycomb Battery Company, an Ohio corporation (“HBC”), and Nubia Merger Sub, Inc., an Ohio corporation and wholly-owned subsidiary of Nubia (“Merger Sub”). HBC was formerly the energy solutions division of Global Graphene Group, Inc. (“G3”). Pursuant to the Merger Agreement, Merger Sub merged with and into HBC (the “Merger,” and the transactions contemplated by the Merger Agreement, the “Transactions”), with HBC surviving such merger as a wholly owned subsidiary of Nubia, which was renamed “Solidion Technology, Inc.” upon Closing.

In accordance with the Merger Agreement the Company issued to the HBC stockholders aggregate consideration of 1,400,000 shares of Solidion’s common stock, minus up to 4,000 Holdback Shares, subject to adjustment for any additional interest or penalties related to the G3 Tax Lien (the “Closing Merger Consideration Shares”) at the effective time of the Merger Agreement (the “Effective Time”), plus up to an additional 450,000 shares of Solidion’s common stock (the “Earnout Shares”) upon the occurrence of the following events (or earlier upon a change of control of Solidion but subject to (and only to the extent that) the valuation of Solidion’s common stock implied by such change of control transaction meeting the respective volume weighted average price (“VWAP”), as defined in the Merger Agreement, thresholds set forth below) (the “Earnout Arrangement”):

(i)     100,000 Earnout Shares if, over any ten (10) trading days within any thirty (30) trading day period from and after the date that is thirty (30) days following the closing date of the Transactions (the “Closing Date”) until the second anniversary of the Closing Date, the VWAP of the shares of Solidion’s Class A common stock is greater than or equal to $625.00 per share (subject to any adjustment pursuant to the Merger Agreement);

(ii)    150,000 Earnout Shares if, over any ten (10) trading days within any thirty (30) trading day period from and after the date that is one hundred eighty (180) days following the Closing Date until the date that is forty-two (42) months following the Closing Date, the VWAP of the shares of Solidion’s Class A common stock is greater than or equal to $750.00 per share (subject to any adjustment pursuant to the Merger Agreement); and

(iii)   200,000 Earnout Shares if over any ten (10) trading days within any thirty (30) trading day period from and after the date that is one hundred eighty (180) days following the Closing Date until the fourth anniversary of the Closing Date, the VWAP of the shares of Solidion’s Class A common stock is greater than or equal to $1,250.00 per share (subject to any adjustment pursuant to the Merger Agreement).

If, prior to the expiration of the earn out periods set forth in (i)-(iii) above, there occurs any transaction resulting in a change in control, and the corresponding valuation of Solidion’s Class A common stock, calculated inclusive of the Earnout Shares to be issued under the Earnout Arrangement, is greater than or equal to the amount set forth in (i)-(iii), as applicable, then, immediately prior to the consummation of such change in control, the event set forth in (i)-(iii), as applicable, if not previously satisfied, shall be deemed to have occurred, subject to the terms provided in the Merger Agreement.

As of December 31, 2024, none of the Earnout Shares had been earned by G3.

The Merger was accounted for as a common control transaction with respect to HBC which is akin to a reverse recapitalization. This conclusion was based on the fact that G3 had a controlling financial interest in HBC prior to the Merger and has a controlling financial interest in Solidion (which includes HBC as a wholly owned subsidiary). Net assets of Nubia will be stated at their historical carrying amounts with no goodwill or intangible assets recognized in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Merger with respect to HBC will not be treated as a change in control due primarily to G3 receiving the controlling voting stake in Solidion and G3’s ability to nominate a majority of the board of directors of Solidion. Under the guidance in ASC 805 for transactions between entities under common control, the assets and liabilities of HBC and Nubia are recognized at their carrying amounts on the date of the Merger.

Under a reverse recapitalization, Nubia will be treated as the “acquired” company for financial reporting purposes. Accordingly, for accounting purposes, the Merger will be treated as the equivalent of HBC issuing stock for the net liabilities of Nubia, accompanied by a recapitalization.

Reverse Stock Split

On May 12, 2025, the Company effected a 1-for-50 reverse stock split of its common stock (the “Reverse Stock Split”). As a result, every 50 shares of common stock issued and outstanding immediately prior to the Reverse Stock Split were automatically combined into one share of common stock. The Reverse Stock Split resulted in a reclassification between common stock and additional paid-in capital of approximately $13,311 during the period ended March 31, 2025, with no impact on the Company’s total stockholders’ equity. The Reverse Stock Split did not change the total number of authorized shares or the par value of the common stock. No fractional shares were issued in connection with the Reverse Stock Split; instead, stockholders received a cash payment in lieu of any fractional shares.

Proportionate adjustments were made to the number of shares of common stock available for issuance under the Company’s equity incentive plans and outstanding equity awards, including stock options and restricted stock units, as well as to the exercise price and number of shares underlying such awards. In addition, all outstanding PIPE Warrants, Private Warrants, and FPA shares, as described in Note 3 to the consolidated financial statements, were adjusted in accordance with their terms to reflect the Reverse Stock Split, including proportionate adjustments to the exercise prices and the number of shares issuable upon exercise.

In accordance with SEC Staff Accounting Bulletin Topic 4C, all share and per-share amounts in the accompanying condensed consolidated financial statements and notes have been retroactively adjusted to reflect the reverse stock split for all periods presented.

Going Concern

The Company’s financial statements have been prepared under the assumption that the Company will continue as a going concern, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business for the foreseeable future.

Since the Company’s inception, it has experienced recurring net losses and net cash used in operating activities and has generated minimal sales. For the year ended December 31, 2024, the Company recorded a net loss of $25,929,003, which included a gain of $18,011,100 due to the change in the fair value of derivative liabilities and a $30,281,475 loss due to the issuance of common stock and warrants, net cash used in operating activities of $7,377,807 and as of December 31, 2024, had cash and cash equivalents of $3,353,732. For the year ended December 31, 2023, the Company recorded a net loss of $5,324,624 and net cash used in operating activities of $4,068,302. The Company expects to continue to incur net losses and net cash used in operating activities in accordance with its operating plan and expects that expenditures will increase significantly in connection with its ongoing activities. As of the balance sheet date and up to the date that the financial statements were issued, the Company does not have availability under any debt agreements. Given the Company’s projected operating requirements and its existing cash and cash equivalents, the Company is projecting insufficient liquidity to sustain its operations and meet its obligations through one year following the date that the financial statements were issued. In addition, the Company has received a notice from the

Nasdaq related to their failure to maintain the minimum bid price requirement of $1 per share. The Company is not currently in compliance with the Nasdaq listing rules and if the Company does not regain compliance, the common stock of the Company could be delisted from the Nasdaq exchange. If the Company’s common stock is delisted, it may affect the Company’s ability to obtain financing, trade or sell shares of their common stock, and/or forecasted operations could be negatively impacted in an amount that the Company cannot currently quantify. These events and conditions raise substantial doubt about the Company’s ability to continue as a going concern.

As an early-stage growth company, the Company’s ability to access capital is critical. The Company plans to finance its operations with proceeds from the sale of equity securities or debt; however, there is no assurance that management’s plans to obtain additional debt or equity financing will be successfully implemented or implemented on terms favorable to the Company.

The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Risks and Uncertainties

The Company’s current business activities consist of development and commercialization of battery materials, components, cells, and selected module/pack technologies. The Company faces inherent risks associated with its operations, such as the ongoing development of its technology, marketing, and distribution channels, as well as the enhancement of its supply chain and manufacturing capabilities. Additionally, the need to recruit additional management and key personnel is vital. The success of the Company’s development initiatives and the achievement of profitability hinge on various factors, including its ability to enter potential markets and secure sustainable financing in the future.

The Company’s future results of operations involve a number of risks and uncertainties. Factors that could affect the Company’s future operating results and cause actual results to vary materially from expectations include, but are not limited to, rapid technological change, competition from substitute products and larger companies, protection of proprietary technology, ability to maintain distributor relationships and dependence on key individuals.